Trade Receivables, Net - Schedule of Analysis of Past Due but Not Impaired Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables		$ 27,007	$ 21,547
Neither Past Due Nor Impaired [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables		23,168	20,094
Past Due Trade Receivables Up to 30 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables		1,133	113
Past Due Trade Receivables 31-60 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables			10
Past Due Trade Receivables 61-90 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	[1]	478	32
Past Due Trade Receivables 91-120 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	[1]	1,221	6
Past Due Trade Receivables Over 121 Days [Member]
Schedule of Analysis of Past Due but Not Impaired Trade Receivables [Line Items]
Past due trade receivables	[1]	$ 1,009	$ 1,292

[1]	An amount of $2,340 thousand of the outstanding trade receivables is secured by a bank guarantee issued in favor of the Company.